Other Receivables (Details)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Other Receivables
VAT recoverable	$ 6,953,332	¥ 45,434,459	¥ 74,986,737
Deposit for loan guarantee	2,739,433	17,900,000	2,900,000
Others	467,845	3,056,997	3,169,077
Total other receivables	10,160,610	66,391,456	81,055,814
Input VAT paid for purchase of corn but not yet validated by the PRC Taxing Authority	$ 6,953,332	¥ 45,434,459	¥ 74,986,737